10. Financial instruments (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	$ 12,935,504	$ 15,034,079
Financial assets at fair value through profit or loss	3,039,531	5,199,809
Non-financial assets	224	136,011
Financial instruments	15,975,259	20,369,899
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	12,460,070	11,667,923
Financial assets at fair value through profit or loss	0	0
Non-financial assets	0	0
Financial instruments	12,460,070	11,667,923
Other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	315,492	1,464,977
Financial assets at fair value through profit or loss	0	0
Non-financial assets	224	136,011
Financial instruments	315,716	1,600,988
Cash and banks
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	159,942	42,453
Financial assets at fair value through profit or loss	0	0
Non-financial assets	0	0
Financial instruments	159,942	42,453
Money market funds
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	0
Financial assets at fair value through profit or loss	249,700
Non-financial assets	0
Financial instruments	249,700
Government bonds - fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost		0
Financial assets at fair value through profit or loss		5,052,573
Non-financial assets		0
Financial instruments		5,052,573
Money market funds - fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	0	0
Financial assets at fair value through profit or loss	2,789,831	147,236
Non-financial assets	0	0
Financial instruments	$ 2,789,831	147,236
Time deposits - fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost		1,858,726
Financial assets at fair value through profit or loss		0
Non-financial assets		0
Financial instruments		$ 1,858,726